Revenue (Details) - Schedule of Material Revenue - GBP (£) £ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenue (Details) - Schedule of Material Revenue [Line Items]
Type of goods or services				£ 1,248,591		£ 655,423		£ 162,208
Timing of revenue recognition		£ 418,562	£ 583,220	1,248,591		655,423		162,208
Goods and Services Transferred at a Point in Time [Member]
Revenue (Details) - Schedule of Material Revenue [Line Items]
Timing of revenue recognition		413,561	575,225	1,231,204		645,952		162,208
Goods and Services Transferred Over Time [Member]
Revenue (Details) - Schedule of Material Revenue [Line Items]
Timing of revenue recognition		£ 5,001	£ 7,995	17,387		9,471
Retail [Member]
Revenue (Details) - Schedule of Material Revenue [Line Items]
Type of goods or services	[1]			1,103,557		515,711		153,541
Wholesale [Member]
Revenue (Details) - Schedule of Material Revenue [Line Items]
Type of goods or services				116,541		103,203		8,667
Other sales [Member]
Revenue (Details) - Schedule of Material Revenue [Line Items]
Type of goods or services				£ 28,493	[1]	£ 36,509	[1]

[1]	Retail includes the aggregate retail sales price and ancillary products (including financing commission, warranty commission, paint protection and any add-ons), together with delivery charges and admin fees, from all vehicles sold through the Group’s retail channel in the year. Ancillary revenues were previously presented in “Other sales”. The comparatives for 2021 and 2020 have been restated for consistency (ancillary revenues were £15.2 million for the year ended 31 December, 2021 and £3.1 million for the year ended December 31, 2020).